Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	$ 107.9	$ 67.1
Interest rate swap agreements	595.5	217.6
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	159.5	384.5
Interest rate swap agreements		69.2
Significant unobservable inputs (Level 3)
Beginning of Period	18.8	13.0
Total gains or (losses) included in earnings	(2.3)	(1.2)
Total gains (losses) included in other comprehensive income	(11.4)	2.9
Purchases	4.6	0
Settlements	(3.0)	4.1
End of Period	6.7	18.8
Change in unrealized net gains (losses) relating to contracts still held at end of period	(1.7)	(4.2)
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Debt	12,797.3	11,539.8
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Debt	14,237.5	12,443.4
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	14.5
Significant other observable inputs (Level 2) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	124.9	359.7
Interest rate swap agreements		69.2
Significant unobservable inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	20.1	24.8
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	34.1
Significant other observable inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	47.0	23.5
Interest rate swap agreements	595.5	217.6
Significant unobservable inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Energy commodity derivative contracts	$ 26.8	$ 43.6